CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 505,304	$ 153,185	$ 332,964
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	569,513	314,987	66,126
Impairment of long lived assets	28,767	20,037	5,411
Reduction in carrying value of operating right-of-use assets	45,215	45,339	28,480
Loss on equity method investments	3,136	2,161	366
Amortization of financing costs and debt discount	17,749	12,890	523
Stock compensation expense	70,523	133,844	26,271
Loss on extinguishment of debt	0	14,434	0
Loss on issuance of debt	0	59,460	0
Deferred tax (benefit)/expense	(124,985)	(60,616)	927
Unrealized foreign exchange (gain)/loss	(13,009)	(6,054)	5,979
Other non-cash items	11,324	4,480	(7,859)
Changes in operating assets and liabilities:
Accounts receivable	(420,695)	113,513	(175,040)
Unbilled revenue	(332,592)	(17,656)	(5,748)
Unearned revenue	192,944	(69,121)	291,844
Other net assets	10,121	108,259	(2,209)
Net cash provided by operating activities	563,315	829,142	568,035
Cash flows from investing activities:
Purchase of property, plant and equipment	(142,160)	(93,750)	(40,885)
Purchase of subsidiary undertakings (net of cash acquired)	0	(5,914,475)	(47,931)
Investment in equity method investments	0	(2,450)	(2,450)
Loan to equity method investment	0	(10,000)	0
Sale of available for sale investments	481	497	47,902
Purchase of available for sale investments	(482)	(480)	0
Proceeds from investments in equity - long term	1,906	500	87
Purchase of investments in equity - long term	(5,612)	(4,077)	(3,299)
Net cash used in investing activities	(145,867)	(6,024,235)	(46,576)
Cash flows from financing activities:
Financing costs	0	(30,328)	(1,554)
Drawdown of credit lines and facilities	75,000	5,905,100	350,000
Repayment of credit lines and facilities	(875,000)	(877,780)	(350,000)
Purchase of noncontrolling interest	0	0	(43,923)
Proceeds from the exercise of equity compensation	35,844	118,589	13,203
Share issue costs	(17)	(853)	(14)
Repurchase of ordinary shares	(99,983)	0	(175,000)
Share repurchase costs	(17)	0	(140)
Settlement of cash flow hedge	0	0	(905)
Net cash (used in)/provided by financing activities	(864,173)	5,114,728	(208,333)
Effect of exchange rate movements on cash	(16,720)	(7,727)	6,870
Net (decrease)/increase in cash and cash equivalents	(463,445)	(88,092)	319,996
Cash and cash equivalents at beginning of year	752,213	840,305	520,309
Cash and cash equivalents at end of year	$ 288,768	$ 752,213	$ 840,305